Commitments, Lawsuit Settlement Agreement and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments, Lawsuit Settlement Agreement and Contingencies
Schedule of aggregate minimum annual commitments (undiscounted)

At December 31, 2024, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders, which payments will be reimbursed by TelevisaUnivision as the final user of these satellite transponders:

	Thousands of
	U.S. Dollars
2025	U.S.$	5,823
2026		4,123
2027		4,091
2028		2,031
2029 and thereafter		2,370
	U.S.$	18,438